Note 3 - Acquisitions (Detail) - Acquired intangible assets estimated useful lives	12 Months Ended
Jan. 31, 2011
Routing International NV [Member] | Customer Relationships [Member]
Acquired intangible assets	5 years
Routing International NV [Member] | Developed Technology Rights [Member]
Acquired intangible assets	4 years
882976 Ontario Inc [Member] | Customer Relationships [Member]
Acquired intangible assets	8 years
882976 Ontario Inc [Member] | Noncompete Agreements [Member]
Acquired intangible assets	5 years
882976 Ontario Inc [Member] | Developed Technology Rights [Member]
Acquired intangible assets	4 years
882976 Ontario Inc [Member] | Trade Names [Member]
Acquired intangible assets	3 years
Zemblaz NV [Member] | Customer Relationships [Member]
Acquired intangible assets	7 years
Zemblaz NV [Member] | Noncompete Agreements [Member]
Acquired intangible assets	5 years
Zemblaz NV [Member] | Developed Technology Rights [Member]
Acquired intangible assets	5 years
Zemblaz NV [Member] | Trade Names [Member]
Acquired intangible assets	2 years